Financial instruments and risk management	9 Months Ended
Sep. 30, 2023
Financial instruments and risk management

21. Financial instruments and risk management

(a) Financial risk management objectives and policies

The Company’s activities expose it to a variety of financial risks including foreign currency risk, interest rate risk, credit risk, liquidity risk and market risk and other price risk. These financial instrument risks are actively managed by the Company under the policies approved by the Board of Directors. On an ongoing basis, the finance department actively manages market conditions with a view to minimizing the exposure of the Company to changing market factors, while at the same time limiting the funding costs to the Company. There have been no changes in objectives, policies or how the Company manages these risks.

(b) Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Company. The Company has adopted a policy of only dealing with creditworthy counterparties and obtaining sufficient collateral where appropriate, as a means of mitigating the risk of financial loss from defaults. The Company uses information supplied by independent rating agencies where available, and if not available, the Company uses other publicly available financial information and its own records to rate its customers.

Credit risk arises from cash and deposits with banks as well as credit exposure to outstanding receivables, the carrying amounts represent the Company’s maximum exposure to credit risk.

The Company’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. The Company establishes an allowance for doubtful accounts that represents its estimate of expected losses in respect of accounts receivable. The main components of this allowance are a specific loss component that relates to individually significant exposures, and a collective loss component established for groups of similar assets in respect of losses that have been incurred but not yet identified.

The Company’s accounts receivable is concentrated among customers in the media and broadcasting industry, which may be affected by adverse economic factors impacting that industry. The Company performs ongoing credit evaluations of its major customers, maintains reserves for expected credit losses, and does not require any collateral deposits.

As of September 30, 2023, no customers (December 31, 2022 – N/A) accounted for greater than 10% of the Company’s net trade accounts receivable balance. During the nine months ended September 30, 2023, one (September 30, 2022 – N/A) customer represented 34% of total revenue.

The Board approves and monitors the risk management processes. The Board’s main objectives for managing risks are to ensure liquidity, the fulfillment of obligations and limited exposure to credit and market risks while ensuring greater returns on any surplus funds.

(c) Liquidity risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities that are settled by delivering cash or another financial asset. The Company is exposed to liquidity risk with respect to its contractual obligations and financial liabilities. The Company manages liquidity risk by continuously monitoring forecasted and actual cash flows and matching maturity profiles of financial assets and liabilities. The Company seeks to ensure that it has sufficient capital to meet short-term financial obligations after taking into account its operating obligations and cash on hand.

The Company’s policy is to seek to ensure adequate funding is available from operations and other sources, including debt and equity capital markets, as required.

The following table describes our contractual obligations and financial liabilities on September 30, 2023:

	< 1 year	1-2 years	2-5 years
	$	$	$

Accounts payable	20,219,131	-	-
Accrued liabilities	5,867,495	-	-
Players liability account	47,465	-	-
Line of credit	1,036,516	-	-
Convertible debt	5,095,175	1,500,844	-

(d) Market Risk

Market risk represents the risk of loss that may impact the Company’s financial position, results of operations, or cash flows due to adverse changes in financial market prices, including interest rate risk, foreign currency exchange rate risk, and other relevant market or price risks. The Company does not use derivative instruments to mitigate this risk.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is exposed to fair value risk with respect to debt which bears interest at fixed rates.

Currency Risk

The Company’s exposure to the risk of changes in foreign exchange rates relates primarily to fluctuations of financial instruments related to cash, accounts and other receivables, and accounts payable denominated in Euros, UK pound sterling as well as debt denominated in Canadian dollars.

(e) Fair value hierarchy

The following tables combine information about:

•	classes of financial instruments based on their nature and characteristics;
•	The carrying amounts of financial instruments;
•	fair values of financial instruments (except financial instruments when carrying amount approximates their fair value); and
•	fair value hierarchy levels of financial assets and financial liabilities for which fair value was disclosed.

Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

■	Level 1: unadjusted quoted prices in active markets for identical assets or liabilities;
■	Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly; or
■	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).
Carrying value at September 30, 2023	FVTPL - mandatorily measured	FVOCI - mandatorily measured	FVOCI - designated	Amortized cost
	$	$	$	$

Financial assets:
Cash	-	-	-	2,447,065
Restricted cash	-	-	-	47,465
Accounts and other receivables	-	-	-	14,891,959
Government remittances	-	-	-	1,215,221
Investment at FVTPL	3,188,749	-	-	-
	3,188,749	-	-	18,601,710

Carrying value at September 30, 2023		FVTPL - mandatorily measured	FVTPL - designated	Amortized cost
		$	$	$

Financial liabilities:
Accounts payable		-	-	20,219,131
Accrued liabilities		-	-	5,867,495
Players liability account		-	-	47,465
Line of credit		-	-	1,036,516
Convertible debt		-	6,596,019	-
		-	6,596,019	27,170,607

Carrying value at December31, 2022	FVTPL - mandatorily measured	FVOCI - mandatorily measured	FVOCI - designated	Amortized cost
	$	$	$	$

Financial assets:
Cash	-	-	-	977,413
Accounts and other receivables	-	-	-	8,331,120
	-	-	-	9,308,533

Carrying value at December31, 2022		FVTPL - mandatorily measured	FVTPL - designated	Amortized cost
		$	$	$

Financial liabilities:
Accounts payable		-	-	4,848,854
Accrued liabilities		-	-	3,180,208
Consideration payable		-	-	260,000
Credit facility payable		-	-	802,328
		-	-	9,091,390

A summary of instruments, with their classification in the fair value hierarchy is as follows:

	Level 1	Level 2	Level 3	Fair value as of September 30, 2023

Convertible debt	-	-	6,596,019	6,596,019
Investment at FVTPL	-	-	3,188,749	3,188,749

Some of the Company’s financial assets and financial liabilities are measured at fair value at the end of each reporting period.